SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ from those estimates.

Cash

Cash

Cash amounts include cash on hand and cash on deposit with banks. The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2024 and 2023.

Accounts Receivable

Accounts Receivable

The Company’s accounts receivable balance is $16,240 and $0 as of December 31, 2024 and 2023, respectively. Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company grants credit to customers in the normal course of business, but generally does not require collateral or other security to support amounts due. Management performs ongoing credit evaluations of its customers based on financial information provided by the customer and estimates allowances for credit losses. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company writes off accounts receivable when they become uncollectible. The allowance for credit losses was not material as of December 31, 2024 and 2023.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS

Foreign Operations and Foreign Currency

Foreign Operations and Foreign Currency

The Company’s reporting currency is the U.S. dollar. Realized and unrealized foreign currency exchange gains and losses arising from transactions denominated in currencies other than the U.S. dollar are reflected in earnings.

Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) Topic 740, Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards.

ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore maintained a full valuation allowance.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. There were no tax accruals relating to uncertain tax positions.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 and 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income tax examinations by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction which remain open and subject to examination. The Company was incorporated in the State of Delaware and is required to pay franchise taxes to the State of Delaware on an annual basis.

Net Loss Per Common Share

Net Loss Per Common Share

The Company accounts for earnings or loss per share pursuant to ASC 260, “Earnings per Share,” which requires disclosure on the financial statements of “basic” and “diluted” earnings or loss per share. Basic loss per share of common stock is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus common stock equivalent, if dilutive. Potentially dilutive securities are excluded from the computation of diluted net loss per share when the effect of their inclusion would be anti-dilutive. For all periods presented, basic and diluted net loss per share are the same, as any additional share equivalents would be anti-dilutive. As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share.

The following outstanding potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive:

	For the Nine Months Ended September 30,
	2025	2024
Convertible notes payable	125,000	—
Total	125,000	—

Net Loss Per Common Share

The Company accounts for earnings or loss per share pursuant to ASC Topic 260, “Earnings per Share,” which requires disclosure on the financial statements of “basic” and “diluted” earnings or loss per share. Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive). Potentially dilutive securities are excluded from the computation of diluted net loss per share when the effect of their inclusion would be anti-dilutive. As of December 31, 2024 and 2023, there were no dilutive securities outstanding as the Company did not have any contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for common stock for the period presented.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times in the future, may exceed the Federal depository insurance coverage. As of December 31, 2024, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

In accordance with ASC 820 Fair Value Measurements and Disclosures, the Company uses a three-level hierarchy for fair value measurements of certain assets and liabilities for financial reporting purposes that distinguishes between market participant assumptions developed from market data obtained from outside sources (observable inputs) and the Company’s own assumptions about market participant assumptions developed from the best information available to us in the circumstances (unobservable inputs). The fair value hierarchy is divided into three levels based on the source of inputs as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3: Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management. The carrying amount of cash, accounts receivable, prepaid expenses, accounts payable, accrued expenses, deferred revenue, and interest payable approximated their fair values as of September 30, 2025 and December 31, 2024.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Revenue Recognition

Revenue Recognition

Overview

The Company generates revenue from the following sources: (1) HPT program services and (2) contracts for events held at the Nuevo Mirandilla Stadium.

In accordance with ASC 606 “Revenue Recognition,” the Company recognizes revenue from contracts with customers using a five-step model, which is described below:

●	identify the customer contract;
●	identify performance obligations that are distinct;
●	determine the transaction price;
●	allocate the transaction price to the distinct performance obligations; and
●	recognize revenue as the performance obligations are satisfied.

Identify the customer contract

A customer contract is generally identified when there is approval and commitment from both the Company and its customer, the rights have been identified, payment terms are identified, the contract has commercial substance and collectability is probable. Specifically, the Company obtains written/electronic signatures on contracts and purchase orders, if said purchase orders are issued in the normal course of business by the customer.

Identify performance obligations that are distinct

A performance obligation is a promise by the Company to provide a distinct good or service or a series of distinct goods or services. A good or service that is promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and a company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

Determine the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer, excluding sales taxes that are collected on behalf of government agencies.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS

Allocate the transaction price to distinct performance obligations

The transaction price is allocated to each performance obligation based on the relative standalone selling prices (“SSP”) of the goods or services being provided to the customer. If a contract contains multiple performance obligations, the Company accounts for individual performance obligations separately, if they are distinct. The standalone selling price reflects the price the Company would charge for a specific piece of equipment or service if it was sold separately in similar circumstances and to similar customers.

Recognize revenue as the performance obligations are satisfied

Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

HPT Program

In August 2024, the Company entered into the HPT License Agreement with Cádiz Club de Fútbol, S.A.D. (“Cádiz CF”), granting Nomadar the exclusive rights to the High Performance Training Program, being the exclusive rights to use the HPT know-how to promote, build, and develop local and international HPT programs worldwide as well as the rights to use the registered trademarks and official images of Cádiz CF in promotional and advertising activities. The initial term of the HPT Agreement is twenty years from the effective date of the contract. Under this licensing agreement, the Company enters into contracts with third-party fútbol academies which select certain players from their own program to be trained by Nomadar under the HPT experience. Revenues generated through the Nomadar HPT are derived from the players participating in the program. Each customer pays a monthly fee to the Company based on the number of athletes admitted into the program. Nomadar is responsible for providing the athletes with housing and board, access to education, high-level training including individual technical training, official training kits, and full immersion into the La Liga First Division fútbol club experience.

The Company concluded that the services provided under the HPT program contracts represent a series of distinct services that are substantially the same and that have the same pattern of transfer to the customer. Accordingly, the Company recognizes revenue for the related services as such distinct services are performed over time.

During the year ended December 31, 2024, the Company recognized revenue of $8,025 related to its HPT program. The Company did not recognize any deferred revenue related to the HPT program as of December 31, 2024.

Stadium Events

On October 30, 2024, the Company entered into a contract with Cadiz CF for the operation of spaces and organization of events (the “Stadium Agreement”). Pursuant to the Stadium Agreement, Nomadar is granted the temporary, non-exclusive rights to use the Nuevo Mirandilla Stadium (the “Stadium”). The Company engages third-party event coordinators to host events at the stadium. Under these contracts, the Company is responsible for the assignment of space within the stadium to the event coordinators, the facilitation of access necessary for event setup, execution, and dismantling, the provision of lighting, sound, access control, hostess services, and the stage for the event, and the compliance with all legal and regulatory requirements needed for the execution of the event. These contracts typically include a non-refundable up-front fee due at the closing of the contract as well as variable consideration in the form of a percentage of ticket sales earned by the event coordinator.

Deferred revenue balances consist of the up-front fee due to the Company at the time of closing of a contract entered into in December 2024. This deferred revenue will be recognized in revenue upon occurrence of the event. As of December 31, 2024, all of the Company’s deferred revenue attributable to stadium events were reported as current liabilities in the accompanying balance sheet in the amount of $8,324. The up-front fee was uncollected as of December 31, 2024 and recorded within accounts receivable on the accompanying balance sheet. The Company did not recognize any revenue related to the hosting of stadium events during the year ended December 31, 2024 or the period from August 8, 2023 (inception) through December 31, 2023.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS

In accordance with ASC 606-10-50-13, the Company is required to include disclosure on its remaining performance obligations as of the end of the current reporting period. Due to the nature of the Company’s contracts, these reporting requirements are not applicable, because the majority of the Company’s remaining contracts meet certain exemptions as defined in ASC 606-10-50-14 through 606-10-50-14A, including (i) performance obligation is part of a contract that has an original expected duration of one year or less and (ii) the right to invoice practical expedient.

Cost of Sales

Cost of Sales

The Company’s cost of sales consists of costs incurred related to the execution of the Company’s HPT program, specifically for housing and travel of the athletes and the equipment and coaching provided in the training program. Cost of sales are recorded in the period in which the corresponding revenue was earned.

Recent Accounting Standards

Recent Accounting Standards

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which will require companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. In addition, companies are required to disclose additional information about income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024 for public business entities. The standard is required to be adopted on a prospective basis; however, retrospective application is permitted. The accounting pronouncement is not expected to have a material impact on the Company’s related disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”), which will require additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard will be effective for public companies for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which simplifies the estimation of credit losses on current accounts receivable and contract assets by allowing the election of a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets. The guidance in this ASU is effective for fiscal years beginning after December 15, 2025 and for interim periods within those fiscal years. Early adoption is permitted. If adopted in an interim period, entities are required to apply the new guidance as of the beginning of the annual reporting period that includes such interim period. The Company is currently assessing the impact this ASU will have on the financial statements and footnote disclosures.

Recent Accounting Standards

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which added required disclosures of significant expenses for each reportable segment, as well as certain other disclosures to help investors understand how the Chief Operating Decision Maker (“CODM”) evaluates segment expenses and operating results. The new standard also allows disclosure of multiple measures of segment profitability if those measures are used to allocate resources and assess performance. The amendments are effective for public companies for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 effective January 1, 2024. This accounting pronouncement did not have a material impact on the Company’s related disclosures. Refer to “Note 7. Segment Information” for further detail.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which will require companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. In addition, companies are required to disclose additional information about income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024 for public business entities and for annual periods beginning after December 15, 2025 for all other entities, with early adoption permitted. The standard is required to be adopted on a prospective basis; however, retrospective application is permitted. The accounting pronouncement is not expected to have a material impact on the Company’s related disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”), which will require additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard will be effective for public companies for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its financial statements.

Loan Receivable – Related Party

Loan Receivable – Related Party

The Company accounts for loan receivables in accordance with Accounting Standards Codification (“ASC”) 310, “Receivables.” Loan receivables acquired through assignment are initially recorded at the fair value of the consideration transferred, which includes equity issuances, and any deferred payment obligations (“Deferred Liability”). The loan receivable acquired on June 12, 2025, is classified as held to maturity and is measured at amortized cost, see Note 4 for more details.

The loan receivable is denominated in Euros. As a result, the carrying value is remeasured at each reporting period using the applicable spot exchange rate, and any resulting foreign exchange gain or loss is recognized in gain on foreign currency transactions, net within the condensed statement of operations.

Fixed interest is accrued based on the contractual rate, while variable interest tied to the borrower’s earnings before interest, taxes, depreciation, and amortization (“EBITDA”) is recognized when the underlying financial information becomes available and the amount is reasonably estimable.

The Company evaluates the loan receivable for expected credit losses in accordance with ASC 326, Financial Instruments – Credit Losses. An allowance for credit losses is established at acquisition and updated periodically based on borrower performance, macroeconomic conditions, and other relevant factors. As of September 30, 2025, no allowance for credit losses was recorded.

The deferred liability related to the acquisition of the loan receivable is recorded at present value and is accreting over time using the effective interest method, with the accretion recognized as interest expense.

Convertible Notes Payable

Convertible Notes Payable

Convertible notes issued under the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited company (“Yorkville”) are classified as liabilities and the Company has elected to measure the convertible notes at fair value at inception and at each reporting date, with changes in fair value recognized in earnings. The notes contain features that may result in settlement through the issuance of a variable number of shares based on a conversion price that is not fixed.

Revenue Recognition

Revenue Recognition

Overview

The Company generates revenue from the following sources: (1) HPT program services and (2) contracts for events held at the Nuevo Mirandilla Stadium.

In accordance with ASC Topic 606 “Revenue Recognition,” the Company recognizes revenue from contracts with customers using a five-step model, which is described below:

●	identify the customer contract;

●	identify performance obligations that are distinct;

●	determine the transaction price;

●	allocate the transaction price to the distinct performance obligations; and

●	recognize revenue as the performance obligations are satisfied.

Identify the customer contract

A customer contract is generally identified when there is approval and commitment from both the Company and its customer, the rights have been identified, payment terms are identified, the contract has commercial substance and collectability is probable. Specifically, the Company obtains written/electronic signatures on contracts and purchase orders, if said purchase orders are issued in the normal course of business by the customer.

Identify performance obligations that are distinct

A performance obligation is a promise by the Company to provide a distinct good or service or a series of distinct goods or services. A good or service that is promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and a company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

Determine the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer, excluding sales taxes that are collected on behalf of government agencies.

Allocate the transaction price to distinct performance obligations

The transaction price is allocated to each performance obligation based on the relative standalone selling prices (“SSP”) of the goods or services being provided to the customer. If a contract contains multiple performance obligations, the Company accounts for individual performance obligations separately, if they are distinct. The standalone selling price reflects the price the Company would charge for a specific piece of equipment or service if it was sold separately in similar circumstances and to similar customers.

Recognize revenue as the performance obligations are satisfied

Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

HPT Program

In August 2024, the Company entered into the HPT License Agreement with Club de Fútbol, S.A.D. (“Cádiz CF”), granting Nomadar the exclusive rights to the High Performance Training Program, being the exclusive rights to the business, know-how, and general operations of the Nomadar HPT. Under this licensing agreement, the Company enters into contracts with third-party fútbol academies which select certain players from their own program to be trained by Nomadar under the HPT experience. Revenues generated through the Nomadar HPT are derived from the players participating in the program. Each customer pays a monthly or per session fee to the Company based on the number of athletes admitted into the program. Nomadar is responsible for providing the athletes with housing and board, access to education, high-level training including individual technical training, official training kits, and full immersion into the La Liga First Division fútbol club experience.

The Company concluded that the services provided under the HPT program contracts represent a series of distinct services that are substantially the same and that have the same pattern of transfer to the customer. Accordingly, the Company recognizes revenue for the related services as such distinct services are performed over time.

During the three and nine months ended September 30, 2025, the Company recognized revenue of $93,772 and $414,854, respectively, related to its HPT program. The Company recognized deferred revenue of $25,878 and $0 related to the HPT program as of September 30, 2025 or December 31, 2024, respectively.

Stadium Events

On October 30, 2024, the Company and Cádiz CF entered into an agreement (the “Stadium Agreement”), pursuant to which Cádiz CF granted to Nomadar a temporary, non-exclusive right to use the Nuevo Mirandilla Stadium (“Mirandilla Stadium”). The Company has engaged third-party event coordinators to host events at Mirandilla Stadium. Under these contracts, the Company is responsible for the assignment of space within Mirandilla Stadium to the event coordinators, the facilitation of access necessary for event setup, execution, and dismantling, the provision of lighting, sound, access control, hostess services, and the stage for the event, and the compliance with all legal and regulatory requirements needed for the execution of the event. These contracts include a non-refundable up-front fee due at the closing of the contract as well as variable consideration in the form of a percentage of ticket sales earned by the event coordinator. Pursuant to the Stadium Agreement, the Company has agreed to assume in full all those expenses incurred by Cádiz CF that are necessary and duly justified to guarantee the correct exploitation of Mirandilla Stadium. This obligation includes, but is not limited to, all costs associated with technical, logistical, maintenance, cleaning, supplies, security, personnel, insurance, licenses and any other service or action essential to ensure the correct provision of the service and the proper development of the contracted activity. Additionally, any expense derived from legal, technical or administrative requirements that Cádiz CF must face due to the activity that is the subject of the Stadium Agreement will also be fully reimbursed by the Company, upon presentation of the appropriate supporting documents, including any costs of a fiscal or tax nature (including direct or indirect taxes that may eventually be claimed from the club) that Cádiz CF may incur in the future because of the execution the Stadium Agreement. The Stadium Agreement has a term of ten (10) years, and may be extended for additional periods. There are no fixed minimum recurring payments due by Nomadar to Cádiz CF under the Stadium Agreement.

Deferred revenue balances as of December 31, 2024 consist of the up-front fee paid to the Company at the time of closing of the contract. Deferred revenue is recognized in revenue upon occurrence of the event. As of September 30, 2025 and December 31, 2024, all of the Company’s deferred revenue attributable to stadium events were reported as current liabilities in the accompanying condensed balance sheet in the amount of $0 and $8,324, respectively. The up-front fee was recorded within accounts receivable on the accompanying balance sheet as of December 31, 2024 and collected during the nine months ended September 30, 2025. The Company recognized revenue of $284,327 and $462,815 related to the hosting of stadium events during the three and nine months ended September 30, 2025, respectively.

In accordance with ASC 606-10-50-13, the Company is required to include disclosure on its remaining performance obligations as of the end of the current reporting period. Due to the nature of the Company’s contracts, these reporting requirements are not applicable, because the majority of the Company’s remaining contracts meet certain exemptions as defined in ASC 606-10-50-14 through 606-10-50-14A, including (i) performance obligation is part of a contract that has an original expected duration of one year or less and (ii) the right to invoice practical expedient.

Cost of Sales

Cost of Sales

The Company’s cost of sales consists of costs incurred related to the execution of the Company’s HPT program and stadium events.

For the HPT program, cost of sales includes housing and travel of the athletes, equipment, and coaching provided in the training program. These costs are recorded in the period in which the corresponding revenue is earned.

For stadium events, cost of sales includes all expenses incurred to facilitate the hosting of events at Mirandilla Stadium under the Stadium Agreement with Cádiz CF. These costs include, but are not limited to, technical and logistical support, maintenance, cleaning, supplies, security, personnel, insurance, licenses, lighting, sound, access control, hostess services, and staging in addition to third party vendor cost associated with the events. Additionally, the Company reimburses Cádiz CF for any legal, technical, administrative, or tax-related costs incurred as a result of the event activities. These costs are recognized in the period in which the related event revenue is earned.